EATON VANCE MUTUAL FUNDS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the form of prospectus and statement of additional information of Eaton Vance Dividend Income Fund, a series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 111 ("Amendment No. 111") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 111 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-05-001154) on October 26, 2005.

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Alan R. Dynner Alan R. Dynner, Secretary

Date: November 2, 2005